As filed with the Securities and Exchange Commission on November 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

Kirkpatrick & Lockhart Preston Gates Ellis LLP
1601 K Street, NW
Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM and 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

LKCM Small Cap Equity Fund
Schedule of Investments
September 30, 2007 (Unaudited)

		Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 3.6%
Hexcel Corporation (a)		522,550	$11,867,111
Ladish Co., Inc. (a)		245,750	13,634,210
			25,501,321
Auto Components - 2.5%
Drew Industries Incorporated (a)		178,550	7,263,414
LKQ Corporation (a)		100,400	3,494,924
Tenneco Inc. (a)		230,316	7,142,099
			17,900,437
Automobiles - 0.8%
Thor Industries, Inc.		125,700	5,655,243

Biotechnology - 0.3%
Kendle International Inc. (a)		46,550	1,933,222

Capital Markets - 3.1%
FCStone Group Inc. (a)		208,200	6,718,614
GFI Group Inc. (a)		69,200	5,959,504
Penson Worldwide, Inc. (a)		497,798	9,199,307
			21,877,425
Chemicals - 1.0%
Hercules Incorporated		331,050	6,958,671

Commercial Banks - 3.7%
First State Bancorporation		343,800	6,752,232
Glacier Bancorp, Inc.		288,180	6,489,814
Sterling Financial Corporation		189,900	5,110,209
UCBH Holdings, Inc.		430,100	7,518,148
			25,870,403
Commercial Services & Supplies - 7.2%
Airgas, Inc.		164,900	8,513,787
Bright Horizons Family Solutions, Inc. (a)		200,000	8,568,000
Coinstar, Inc. (a)		211,950	6,818,431
Diamond Management & Technology Consultants, Inc. - Class A		694,350	6,388,020
The Geo Group Inc. (a)		269,100	7,968,051
Knoll, Inc.		385,050	6,830,787
Mobile Mini, Inc. (a)		217,668	5,258,859
			50,345,935
Communications Equipment - 1.8%
Arris Group Inc. (a)		600,250	7,413,087
Powerwave Technologies, Inc. (a)		860,200	5,298,832
			12,711,919
Computers & Peripherals - 1.0%
Brocade Communications Systems, Inc. (a)		835,350	7,150,596

Construction & Engineering - 1.1%
MasTec, Inc. (a)		558,100	7,852,467

Containers & Packaging - 1.3%
Silgan Holdings Inc.		164,550	8,844,563

Distributors - 0.4%
WESCO International, Inc. (a)		60,250	2,587,135

Diversified Consumer Services - 1.5%
Capella Education Company (a)		195,150	10,910,836

Diversified Manufacturing - 1.3%
Raven Industries, Inc.		228,650	9,157,433

Electronic Equipment & Instruments - 3.3%
Axsys Technologies, Inc. (a)		214,642	6,645,316
MTS Systems Corporation		197,350	8,209,760
Rofin-Sinar Technologies, Inc. (a)		115,700	8,123,297
			22,978,373
Energy Equipment & Services - 4.3%
Core Laboratories N.V. (a) (b)		96,000	12,229,440
Dril-Quip, Inc. (a)		220,200	10,866,870
Superior Well Services, Inc. (a)		307,500	6,989,475
			30,085,785
Health Care Equipment & Supplies - 5.9%
Conceptus Inc. (a)		195,200	3,704,896
DJO Incorporated (a)		173,200	8,504,120
Inverness Medical Innovations, Inc. (a)		140,400	7,766,928
Meridian Bioscience, Inc.		344,675	10,450,546
Symmetry Medical Inc. (a)		210,400	3,513,680
Wright Medical Group, Inc. (a)		275,800	7,396,956
			41,337,126
Health Care Providers & Services - 5.1%
inVentiv Health Inc. (a)		255,850	11,211,347
MWI Veterinary Supply, Inc. (a)		204,200	7,708,550
PAREXEL International Corporation (a)		190,450	7,859,872
PSS World Medical, Inc. (a)		187,250	3,582,092
The TriZetto Group, Inc. (a)		309,900	5,426,349
			35,788,210
Hotels, Restaurants & Leisure - 4.6%
Ambassadors Group, Inc.		212,350	8,090,535
Great Wolf Resorts, Inc. (a)		513,150	6,342,534
IHOP Corp.		149,650	9,477,334
LIFE TIME FITNESS, Inc. (a)		140,200	8,599,868
			32,510,271
Household Durables - 2.3%
Jarden Corporation (a)		134,750	4,169,165
Tempur-Pedic International Inc.		343,200	12,269,400
			16,438,565
Information Technology Services - 1.0%
Ness Technologies Inc. (a)		652,800	7,128,576

Insurance - 2.8%
American Equity Investment Life Holding Company		516,650	5,502,323
Argo Group International Holdings, Ltd. (a) (b)		132,451	5,762,943
Max Capital Group Ltd. (b)		290,250	8,138,610
			19,403,876
Internet Software & Services - 0.9%
RADVision Ltd. (a) (b)		360,750	6,334,770

Machinery - 6.4%
CIRCOR International, Inc.		172,950	7,853,659
CLARCOR Inc.		252,900	8,651,709
Franklin Electric Co., Inc.		179,450	7,377,189
Gehl Company (a)		225,550	5,036,532
Kaydon Corporation		161,950	8,419,781
Nordson Corporation		158,800	7,973,348
			45,312,218
Marine - 3.2%
Kirby Corporation (a)		234,050	10,330,967
Quintana Maritime Ltd. (b)		628,100	11,977,867
			22,308,834
Metals & Mining - 1.1%
Haynes International, Inc. (a)		89,100	7,606,467

Multiline Retail - 1.0%
Conn's, Inc. (a)		282,800	6,756,092

Oil & Gas Drilling - 1.9%
Atwood Oceanics, Inc. (a)		104,950	8,034,972
Union Drilling, Inc. (a)		367,824	5,362,874
			13,397,846
Oil & Gas Exploration & Production Companies - 3.0%
Cabot Oil & Gas Corporation		230,550	8,106,138
Parallel Petroleum Corporation (a)		398,100	6,763,719
PetroQuest Energy, Inc. (a)		607,050	6,513,646
			21,383,503
Pharmaceuticals - 1.7%
American Oriental Bioengineering, Inc. (a)		401,900	4,481,185
Bentley Pharmaceuticals, Inc. (a)		591,850	7,386,288
			11,867,473
Real Estate Investment Trusts - 1.2%
Potlatch Corporation		181,597	8,177,313

Semiconductor & Semiconductor Equipment - 1.7%
Cirrus Logic, Inc. (a)		856,127	5,479,213
RF Micro Devices, Inc. (a)		950,960	6,399,961
			11,879,174
Software - 6.7%
i2 Technologies, Inc. (a)		413,850	6,311,212
Lawson Software, Inc. (a)		756,550	7,573,066
Nuance Communications, Inc. (a)		687,700	13,279,487
TIBCO Software Inc. (a)		796,700	5,887,613
Verint Systems Inc. (a)		195,950	5,094,700
Wind River Systems, Inc. (a)		785,950	9,250,632
			47,396,710
Specialty Retail - 4.3%
Build-A-Bear Workshop, Inc. (a)		283,700	5,038,512
Guitar Center, Inc. (a)		176,150	10,445,695
Jos. A. Bank Clothiers, Inc. (a)		251,143	8,393,199
Tractor Supply Company (a)		131,538	6,062,586
			29,939,992
Thrifts & Mortgage Finance - 0.7%
City Bank		177,682	5,103,027

Trading Companies & Distributors - 2.7%
Anixter International, Inc. (a)		116,800	9,630,160
UAP Holding Corp.		299,050	9,378,208
			19,008,368
Wireless Telecommunication Services - 1.3%
SBA Communications Corporation - Class A (a)		261,200	9,215,136

TOTAL COMMON STOCKS (Cost $579,803,611)			686,615,311

SHORT-TERM INVESTMENTS - 2.4%
Money Market Fund - 2.4%
Columbia Money Market Reserves Fund - Capital Shares		17,007,681	17,007,681

TOTAL SHORT-TERM INVESTMENTS (Cost $17,007,681)			17,007,681

Total Investments (Cost $596,811,292) - 100.1%			703,622,992
Liabilities in Excess of Other Assets - (0.1)%			(524,000)
TOTAL NET ASSETS - 100.0%			$703,098,992

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$596,811,292
Gross unrealized appreciation	$133,319,896
Gross unrealized depreciation	(26,508,196)
Net unrealized appreciation	$106,811,700

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Equity Fund
Schedule of Investments
September 30, 2007 (Unaudited)

		Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 6.8%
Honeywell International Inc.		16,000	$951,520
Raytheon Company		18,000	1,148,760
Rockwell Collins, Inc.		12,000	876,480
United Technologies Corporation		10,000	804,800
			3,781,560
Auto Components - 0.3%
WABCO Holdings Inc.		3,500	163,625

Beverages - 5.6%
The Coca-Cola Company		14,000	804,580
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)		15,000	561,000
Molson Coors Brewing Company - Class B		8,000	797,360
PepsiCo, Inc.		13,000	952,380
			3,115,320
Building Products - 0.7%
American Standard Companies Inc.		10,500	374,010

Chemicals - 5.1%
Air Products and Chemicals, Inc.		9,000	879,840
E. I. du Pont de Nemours & Company		10,000	495,600
FMC Corporation		9,600	499,392
Hercules Incorporated		20,000	420,400
The Valspar Corporation		19,700	536,037
			2,831,269
Commercial Banks - 8.3%
Bank of America Corporation		22,000	1,105,940
Cullen/Frost Bankers, Inc.		30,000	1,503,600
Wachovia Corporation		15,000	752,250
Wells Fargo & Company		35,000	1,246,700
			4,608,490
Commercial Services & Supplies - 2.4%
Allied Waste Industries, Inc. (a)		40,000	510,000
Waste Management, Inc.		22,000	830,280
			1,340,280
Communications Equipment - 4.0%
Cisco Systems, Inc. (a)		34,000	1,125,740
Motorola, Inc.		34,000	630,020
Nokia Oyj - ADR (b)		11,800	447,574
			2,203,334
Computers & Peripherals - 5.0%
Brocade Communications Systems, Inc. (a)		46,500	398,040
EMC Corporation (a)		30,000	624,000
International Business Machines Corporation		10,000	1,178,000
Network Appliance, Inc. (a)		20,600	554,346
			2,754,386
Construction & Engineering - 1.4%
Chicago Bridge & Iron Company N.V. - NY Shares -ADR (b)		18,000	775,080

Consumer Electronics - 0.7%
Sony Corporation - ADR (b)		8,100	389,286

Containers & Packaging - 1.2%
Temple-Inland Inc.		13,000	684,190

Diversified Financial Services - 1.5%
Citigroup Inc.		5,500	256,685
JPMorgan Chase & Co.		13,000	595,660
			852,345
Diversified Telecommunication Services - 4.9%
ALLTEL Corporation		8,000	557,440
AT&T Inc.		20,000	846,200
Embarq Corporation		9,100	505,960
Verizon Communications Inc.		18,500	819,180
			2,728,780
Electric Utilities - 1.1%
Allegheny Energy, Inc. (a)		11,600	606,216

Electronic Equipment & Instruments - 0.2%
Tyco Electronics Ltd. (b)		2,500	88,575

Energy Equipment & Services - 1.0%
Noble Corporation (b)		11,400	559,170

Food & Staples Retailing - 1.1%
CVS Caremark Corporation		16,000	634,080

Food Products - 1.0%
McCormick & Company, Incorporated (c)		14,600	525,162

Health Care Equipment & Supplies - 6.6%
Alcon, Inc. (b)		4,800	690,816
Covidien Limited (b)		2,500	103,750
DENTSPLY International Inc.		17,000	707,880
ResMed Inc. (a)		8,000	342,960
Respironics, Inc. (a)		14,000	672,420
Thermo Fisher Scientific, Inc. (a)		20,000	1,154,400
			3,672,226
Household Durables - 1.4%
Jarden Corporation (a)		14,000	433,160
Whirlpool Corporation		3,800	338,580
			771,740
Household Products - 3.1%
Kimberly-Clark Corporation		11,500	807,990
The Procter & Gamble Company		13,000	914,420
			1,722,410
Industrial Conglomerates - 1.8%
General Electric Company		24,000	993,600

Insurance - 1.4%
Prudential Financial, Inc.		8,000	780,640

IT Services - 1.5%
Accenture Ltd.- Class A (b)		20,000	805,000

Marine - 1.3%
Kirby Corporation (a)		16,000	706,240

Media - 3.2%
Clear Channel Communications, Inc.		20,000	748,800
Grupo Televisa S.A. - ADR (b)		18,000	435,060
Time Warner Inc.		32,000	587,520
			1,771,380
Oil & Gas Exploration & Production Companies - 9.8%
Chevron Corporation		6,100	570,838
El Paso Corporation		37,000	627,890
EOG Resources, Inc.		7,000	506,310
Exxon Mobil Corporation		10,000	925,600
Noble Energy, Inc.		10,000	700,400
Range Resources Corporation		8,000	325,280
The Williams Companies, Inc.		30,000	1,021,800
XTO Energy, Inc.		12,000	742,080
			5,420,198
Pharmaceuticals - 3.1%
Abbott Laboratories		18,000	965,160
Schering-Plough Corporation		23,000	727,490
			1,692,650
Road & Rail - 1.1%
Burlington Northern Santa Fe Corporation		7,300	592,541

Semiconductor & Semiconductor Equipment - 2.4%
Intel Corporation		22,000	568,920
Texas Instruments, Incorporated		20,000	731,800
			1,300,720
Software - 5.1%
Citrix Systems, Inc. (a)		20,000	806,400
Microsoft Corporation		20,000	589,200
Nuance Communications, Inc. (a)		18,000	347,580
Oracle Corporation (a)		50,000	1,082,500
			2,825,680
Specialty Retail - 5.3%
O'Reilly Automotive, Inc. (a)		15,300	511,173
PETsMART, Inc.		31,000	988,900
Tiffany & Co.		18,000	942,300
Tractor Supply Company (a)		10,000	460,900
			2,903,273

TOTAL COMMON STOCKS (Cost $37,934,810)			54,973,456

SHORT-TERM INVESTMENTS - 0.6%
Money Market Fund - 0.6%
Columbia Money Market Reserves Fund - Capital Shares		358,655	358,655

TOTAL SHORT-TERM INVESTMENTS (Cost $358,655)			358,655

Total Investments (Cost $38,293,465) - 100.0%			55,332,111
Liabilities in Excess of Other Assets - 0.0%			(13,698)
TOTAL NET ASSETS - 100.0%			$55,318,413

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c) Non-voting shares.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$38,293,465
Gross unrealized appreciation	$17,534,063
Gross unrealized depreciation	(495,417)
Net unrealized appreciation	$17,038,646

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Balanced Fund
Schedule of Investments
September 30, 2007 (Unaudited)		Shares or
		Principal
		Amount	Value
COMMON STOCKS - 68.3%
Aerospace & Defense - 4.7%
General Dynamics Corporation		1,400	$118,258
Raytheon Company		2,432	155,210
Rockwell Collins, Inc.		2,000	146,080
United Technologies Corporation		2,000	160,960
			580,508
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. - Class B		1,600	120,160

Asset Management - 1.2%
Bank of New York Mellon Corporation		3,470	153,166

Beverages - 2.4%
The Coca-Cola Company		2,700	155,169
PepsiCo, Inc.		1,900	139,194
			294,363
Building Products - 0.6%
American Standard Companies Inc.		2,000	71,240

Chemicals - 3.0%
Air Products and Chemicals, Inc.		1,300	127,088
E.I. du Pont de Nemours & Company		2,300	113,988
The Valspar Corporation		4,900	133,329
			374,405
Commercial Banks - 3.3%
Bank of America Corporation		2,700	135,729
Cullen/Frost Bankers, Inc.		2,600	130,312
Wells Fargo & Company		4,000	142,480
			408,521
Commercial Services & Supplies - 1.5%
H&R Block, Inc.		2,600	55,068
Waste Management, Inc.		3,500	132,090
			187,158
Communications Equipment - 4.0%
Cisco Systems, Inc. (a)		5,100	168,861
Harris Corporation		2,600	150,254
Motorola, Inc.		1,900	35,207
Nokia Oyj - ADR (b)		3,800	144,134
			498,456
Computers & Peripherals - 2.1%
Brocade Communications Systems, Inc. (a)		12,500	107,000
International Business Machines Corporation		1,300	153,140
			260,140
Consumer Finance - 1.1%
American Express Company		2,400	142,488

Containers & Packaging - 0.7%
Temple-Inland, Inc.		1,600	84,208

Diversified Financial Services - 1.0%
Citigroup Inc.		2,666	124,422

Diversified Telecommunication Services - 2.4%
AT&T Inc.		3,800	160,778
Verizon Communications Inc.		2,600	115,128
Windstream Corporation		1,654	23,354
			299,260
Electric Utilities - 0.9%
Allegheny Energy, Inc.		2,200	114,972

Energy Equipment & Services - 1.9%
Noble Corporation (b)		2,000	98,100
Schlumberger Ltd. (b)		1,300	136,500
			234,600
Food & Staples Retailing - 1.6%
CVS Caremark Corporation		3,300	130,779
Wal-Mart Stores, Inc.		1,600	69,840
			200,619
Health Care Equipment & Supplies - 5.5%
Alcon, Inc. (b)		1,000	143,920
DENTSPLY International Inc.		3,100	129,084
Medtronic, Inc.		2,600	146,666
Respironics, Inc. (a)		2,200	105,666
Thermo Fisher Scientific, Inc. (a)		2,700	155,844
			681,180
Hotels, Restaurants & Leisure - 1.0%
Sonic Corp. (a)		5,200	121,680

Household Durables - 1.1%
Whirlpool Corporation		1,500	133,650

Household Products - 3.4%
Colgate-Palmolive Company		2,200	156,904
Kimberly-Clark Corporation		1,700	119,442
The Procter & Gamble Company		2,100	147,714
			424,060
Industrial Conglomerates - 1.0%
General Electric Company		3,080	127,512

Insurance - 2.3%
Genworth Financial Inc. - Class A		4,800	147,504
Prudential Financial, Inc.		1,381	134,758
			282,262
IT Services - 1.6%
Accenture Ltd. - Class A (b)		2,500	100,625
Automatic Data Processing, Inc.		2,200	101,046
			201,671
Media - 1.8%
CBS Corporation - Class B (c)		2,122	66,843
Harte-Hanks, Inc.		3,000	59,040
The Walt Disney Company		3,000	103,170
			229,053
Multiline Retail - 0.9%
Kohl's Corporation (a)		2,000	114,660

Multi-Utilities & Unregulated Power - 0.9%
National Fuel Gas Company		2,500	117,025

Oil & Gas Exploration & Production Companies - 5.5%
Cabot Oil & Gas Corporation		3,200	112,512
Chevron Corporation		1,495	139,902
EOG Resources, Inc.		1,400	101,262
Exxon Mobil Corporation		1,900	175,864
XTO Energy, Inc.		2,466	152,498
			682,038
Pharmaceuticals - 4.7%
Abbott Laboratories		2,800	150,136
Pfizer Inc.		5,000	122,150
Schering-Plough Corporation		5,700	180,291
Teva Pharmaceutical Industries Ltd. - ADR (b)		3,000	133,410
			585,987
Road & Rail - 1.0%
Burlington Northern Santa Fe Corporation		1,500	121,755

Semiconductor & Semiconductor Equipment - 1.0%
Texas Instruments Incorporated		3,400	124,406

Software - 1.2%
Citrix Systems, Inc. (a)		2,500	100,800
Microsoft Corporation		1,600	47,136
			147,936
Specialty Retail - 2.1%
The Home Depot, Inc.		3,700	120,028
PETsMART, Inc.		4,300	137,170
			257,198

TOTAL COMMON STOCKS (Cost $6,152,419)			8,500,759

CORPORATE BONDS - 20.4%
Aerospace & Defense - 0.8%
General Dynamics Corporation
4.50%, 08/15/2010		$100,000	98,656

Beverages - 0.5%
Anheuser-Busch Companies, Inc.
5.75%, 04/01/2010		57,000	58,468

Building Products - 0.6%
Masco Corporation
5.75%, 10/15/2008		75,000	74,544

Chemicals - 0.8%
E.I. du Pont de Nemours & Company
6.875%, 10/15/2009		100,000	103,702

Commercial Banks - 0.7%
Bancwest Corp.
8.30%, 01/15/2011		75,000	82,552

Commercial Services & Supplies - 0.9%
Waste Management, Inc.
7.375%, 08/01/2010		100,000	105,908

Communications Equipment - 1.7%
Harris Corporation
6.35%, 02/01/2028		110,000	110,807
Motorola, Inc.
7.625%, 11/15/2010		100,000	106,257
			217,064
Computers & Peripherals - 0.4%
International Business Machines Corporation
4.375%, 06/01/2009		50,000	49,957

Consumer Finance - 0.8%
Pitney Bowes Credit Corp.
5.75%, 08/15/2008		100,000	100,170

Diversified Financial Services - 1.6%
CIT Group Inc.
6.875%, 11/01/2009		100,000	100,483
Citigroup Inc.
4.25%, 07/29/2009		100,000	98,802
			199,285
Diversified Telecommunication Services - 2.2%
AT&T Inc.:
5.875%, 02/01/2012		75,000	76,782
5.10%, 09/15/2014		50,000	48,452
BellSouth Corporation
6.00%, 10/15/2011		150,000	153,808
			279,042
Electrical Equipment - 0.8%
Emerson Electric Co.
5.85%, 03/15/2009		100,000	101,723

Food & Staples Retailing - 0.7%
CVS Caremark Corporation
3.875%, 11/01/2007		85,000	84,869

Investment Bank & Brokerage - 2.7%
The Bear Stearns Companies Inc.
5.70%, 11/15/2014		100,000	98,044
The Goldman Sachs Group, Inc.:
5.25%, 04/01/2013		100,000	98,308
5.50%, 11/15/2014		35,000	34,465
Merrill Lynch & Co., Inc.
5.45%, 07/15/2014		100,000	98,217
			329,034
Multiline Retail - 0.9%
J.C. Penney Co., Inc.:
6.50%, 12/15/2007		60,000	60,097
7.65%, 08/15/2016		50,000	54,509
			114,606
Multi-Utilities & Unregulated Power - 0.4%
Duke Energy Corp.
6.25%, 01/15/2012		50,000	51,810

Oil & Gas Exploration & Production Companies - 3.3%
Anadarko Petroleum Corporation
3.25%, 05/01/2008		100,000	98,712
Burlington Resources Finance Company (b)
6.68%, 02/15/2011		100,000	105,211
ConocoPhillips
5.50%, 04/15/2013		100,000	100,507
EOG Resources, Inc.
6.50%, 12/01/2007		100,000	100,069
			404,499
Restaurants - 0.6%
McDonald's Corporation
6.00%, 04/15/2011		75,000	76,792

TOTAL CORPORATE BONDS (Cost $2,542,935)			2,532,681

U.S. GOVERNMENT & AGENCY ISSUES - 7.6%
Fannie Mae - 2.9%
5.00%, 02/16/2012		100,000	101,610
5.40%, 04/02/2012
Callable 04/02/2008		100,000	100,444
5.50%, 03/26/2014
Callable 03/26/2008		150,000	150,500
			352,554
Federal Home Loan Bank - 2.5%
5.00%, 09/18/2009		100,000	101,213
5.00%, 10/16/2009
Callable 10/16/2008		110,000	110,545
5.66%, 10/30/2013
Callable 10/30/2008		100,000	100,915
			312,673
Freddie Mac - 2.2%
3.875%, 06/15/2008		25,000	24,851
5.40%, 03/02/2012
Callable 09/02/2008		50,000	50,380
5.60%, 10/17/2013
Callable 10/17/2008		100,000	100,882
5.45%, 11/21/2013
Callable 11/21/2008		100,000	100,687
			276,800

TOTAL U.S. GOVERNMENT & AGENCY ISSUES (Cost $931,733)			942,027

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
Columbia Money Market Reserves Fund - Capital Shares		345,714	345,714
Dreyfus Cash Management Fund - Investor Shares		58,230	58,230

TOTAL SHORT-TERM INVESTMENTS (Cost $403,944)			403,944

Total Investments (Cost $10,031,031) - 99.5%			12,379,411
Other Assets in Excess of Liabilities - 0.5%			60,789
TOTAL NET ASSETS - 100.0%			$12,440,200

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c) Non-voting shares.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$10,031,031
Gross unrealized appreciation	$2,492,669
Gross unrealized depreciation	(144,289)
Net unrealized appreciation	$2,348,380

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Fixed Income Fund
Schedule of Investments
September 30, 2007 (Unaudited)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS - 70.2%
Aerospace & Defense - 4.6%
General Dynamics Corporation
5.375%, 08/15/2015		$1,375,000	$1,367,535
Lockheed Martin Corporation:
8.20%, 12/01/2009		820,000	870,875
7.65%, 05/01/2016		1,250,000	1,407,653
Rockwell Collins, Inc.
4.75%, 12/01/2013		430,000	421,818
United Technologies Corporation:
7.125%, 11/15/2010		250,000	265,183
6.10%, 05/15/2012		700,000	730,031
			5,063,095
Asset Management - 1.1%
Mellon Funding Corporation:
6.70%, 03/01/2008		325,000	327,342
6.40%, 05/14/2011		892,000	925,677
			1,253,019
Beverages - 1.2%
Anheuser-Busch Cos., Inc.
5.75%, 01/15/2011		588,000	588,006
Callable 12/27/2007
PepsiCo, Inc.
5.75%, 01/15/2008		730,000	730,744
			1,318,750
Chemicals - 3.0%
E.I. du Pont de Nemours & Company
4.125%, 04/30/2010		750,000	738,629
The Lubrizol Corporation
5.50%, 10/01/2014		1,579,000	1,526,842
Praxair, Inc.
6.375%, 04/01/2012		925,000	972,776
			3,238,247
Commercial Banks - 2.3%
Bank of America Corporation:
6.375%, 02/15/2008		350,000	351,191
5.375%, 06/15/2014		1,025,000	1,015,032
National City Bank
6.20%, 12/15/2011		285,000	292,494
SunTrust Banks, Inc.
6.25%, 06/01/2008		811,000	814,714
			2,473,431
Commercial Services & Supplies - 2.9%
Allied Waste Industries, Inc.
5.75%, 02/15/2011		1,000,000	987,500
International Lease Finance Corporation
6.375%, 03/15/2009		700,000	713,901
Pitney Bowes Inc.
3.875%, 06/15/2013		400,000	368,339
Waste Management, Inc.
7.375%, 08/01/2010		1,049,000	1,110,978
			3,180,718
Communications Equipment - 3.7%
Cisco Systems, Inc.:
5.25%, 02/22/2011		1,400,000	1,414,109
5.50%, 02/22/2016		1,000,000	994,964
Motorola, Inc.
7.625%, 11/15/2010		1,500,000	1,593,860
			4,002,933
Computers & Peripherals - 1.6%
Dell, Inc.
6.55%, 04/15/2008		1,000,000	1,006,189
Hewlett-Packard Company
6.50%, 07/01/2012		700,000	737,906
			1,744,095
Consumer Finance - 2.9%
Capital One Bank
5.125%, 02/15/2014		1,200,000	1,153,104
Pitney Bowes Credit Corp.
5.75%, 08/15/2008		1,000,000	1,001,697
Western Union Company
5.93%, 10/01/2016		1,000,000	988,020
			3,142,821
Containers & Packaging - 1.4%
Packaging Corp. of America
5.75%, 08/01/2013		1,500,000	1,486,925

Diversified Financial Services - 1.9%
First Chicago Corporation
6.375%, 01/30/2009		1,000,000	1,019,258
Textron Financial Corporation
6.00%, 11/20/2009		1,000,000	1,028,217
			2,047,475
Diversified Telecommunication Services - 3.8%
AT&T Inc.:
5.30%, 11/15/2010		125,000	126,195
6.25%, 03/15/2011		200,000	205,963
5.10%, 09/15/2014		400,000	387,620
BellSouth Corporation
6.00%, 10/15/2011		1,000,000	1,025,389
Verizon Communications Inc.
5.55%, 02/15/2016		1,000,000	991,755
Verizon Global Funding Corp.
7.375%, 09/01/2012		1,250,000	1,362,361
			4,099,283
Electrical Equipment - 1.7%
Emerson Electric Co.:
5.00%, 10/15/2008		850,000	846,066
5.85%, 03/15/2009		1,025,000	1,042,663
			1,888,729
Energy Equipment & Services - 1.2%
Baker Hughes Incorporated
6.00%, 02/15/2009		1,307,000	1,326,930

Food & Staples Retailing - 0.5%
CVS Caremark Corporation
3.875%, 11/01/2007		535,000	534,176

Food Products - 0.9%
The Hershey Company
4.85%, 08/15/2015		1,000,000	939,416

Household Products - 1.8%
Kimberly-Clark Corporation
5.625%, 02/15/2012		1,000,000	1,012,645
The Procter & Gamble Company
8.00%, 09/01/2024
Putable 09/01/2014		775,000	962,315
			1,974,960
Industrial Conglomerates - 0.4%
Textron Inc.
6.375%, 11/15/2008		400,000	405,459

Investment Bank & Brokerage - 2.6%
The Bear Stearns Companies Inc.:
5.70%, 11/15/2014		400,000	392,177
5.30%, 10/30/2015		1,634,000	1,531,010
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015		1,000,000	961,598
			2,884,785
Machinery - 0.9%
Dover Corporation
6.50%, 02/15/2011		925,000	970,144

Media - 2.7%
Clear Channel Communications, Inc.:
4.625%, 01/15/2008		725,000	719,782
7.65%, 09/15/2010		775,000	768,481
The Walt Disney Company
5.625%, 09/15/2016		1,500,000	1,508,291
			2,996,554
Metals & Mining - 1.2%
Alcoa Inc.
6.00%, 01/15/2012		1,310,000	1,337,317

Multiline Retail - 2.8%
J.C. Penney Co., Inc.:
6.50%, 12/15/2007		1,115,000	1,116,792
8.00%, 03/01/2010		950,000	1,011,468
7.65%, 08/15/2016		600,000	654,108
Target Corporation
6.35%, 01/15/2011		300,000	310,748
			3,093,116
Multi-Utilities & Unregulated Power - 1.0%
Duke Energy Corp.
6.25%, 01/15/2012		1,000,000	1,036,190

Oil & Gas Drilling - 1.4%
Transocean Inc. (a)
6.625%, 04/15/2011		1,500,000	1,555,185

Oil & Gas Exploration & Production Companies - 11.8%
Amerada Hess Corporation:
7.375%, 10/01/2009		300,000	314,551
6.65%, 08/15/2011		1,550,000	1,621,811
Apache Corporation
6.25%, 04/15/2012		1,593,000	1,660,072
Burlington Resources Finance Company (a)
6.68%, 02/15/2011		985,000	1,036,327
Conoco Funding Company (a)
6.35%, 10/15/2011		500,000	521,683
Devon Financing Corp. ULC
6.875%, 09/30/2011		1,000,000	1,058,016
EOG Resources, Inc.
6.50%, 12/01/2007		2,950,000	2,952,044
Kerr-McGee Corporation
6.875%, 09/15/2011		1,000,000	1,052,396
Noble Energy, Inc.
5.25%, 04/15/2014		1,500,000	1,491,005
XTO Energy, Inc.
6.25%, 04/15/2013		1,150,000	1,183,339
			12,891,244
Restaurants - 0.9%
McDonald's Corporation
6.00%, 04/15/2011		1,000,000	1,023,893

Road & Rail - 3.4%
Burlington Northern Santa Fe Corporation
6.75%, 07/15/2011		1,850,000	1,951,735
Norfolk Southern Corporation
5.257%, 09/17/2014		750,000	722,300
Union Pacific Corporation
6.125%, 01/15/2012		1,000,000	1,025,529
			3,699,564
Semiconductor & Semiconductor Equipment - 0.9%
Applied Materials, Inc.
6.75%, 10/15/2007		1,000,000	1,000,446

Software - 1.0%
Oracle Corporation
5.25%, 01/15/2016		1,150,000	1,121,653

Specialty Retail - 2.7%
The Home Depot, Inc.
4.625%, 08/15/2010		1,175,000	1,146,274
Lowe's Companies, Inc.:
8.25%, 06/01/2010		1,225,000	1,324,237
5.00%, 10/15/2015		525,000	494,956
			2,965,467

TOTAL CORPORATE BONDS (Cost $77,376,767)			76,696,020

PREFERRED STOCKS - 2.2%
Investment Bank & Brokerage - 2.2%
The Goldman Sachs Group, Inc.
Callable 04/25/2010		40,000	963,200
Lehman Brothers Holdings, Inc.
Callable 10/31/2008		21,000	482,580
Merrill Lynch & Co., Inc.
Callable 11/28/2009		40,000	926,000

TOTAL PREFERRED STOCKS (Cost $2,523,320)			2,371,780

U.S. GOVERNMENT & AGENCY ISSUES - 22.5%
Fannie Mae - 8.2%
5.00%, 02/27/2008		500,000	500,163
5.25%, 01/29/2009
Callable 01/29/2008		335,000	335,788
5.01%, 11/10/2010
Callable 02/10/2008		1,000,000	1,000,607
5.50%, 01/18/2012
Callable 01/18/2008		750,000	752,355
5.40%, 04/02/2012
Callable 04/02/2008		1,500,000	1,506,665
5.30%, 05/07/2012
Callable 11/07/2008		300,000	302,170
5.50%, 05/29/2012
Callable 05/29/2008		1,000,000	1,006,247
5.50%, 03/26/2014
Callable 03/26/2008		2,500,000	2,508,327
5.00%, 03/15/2016		1,000,000	1,005,635
			8,917,957

Federal Home Loan Bank - 3.2%
4.90%, 11/21/2007		1,000,000	999,881
5.66%, 10/30/2013
Callable 10/30/2008		1,000,000	1,009,156
5.25%, 06/18/2014		500,000	513,453
5.50%, 08/13/2014		1,000,000	1,041,293
			3,563,783

Freddie Mac - 7.6%
4.20%, 12/28/2007		1,000,000	998,213
5.25%, 01/11/2010
Callable 01/11/2008		300,000	300,614
5.375%, 12/27/2011
Callable 12/27/2007		1,500,000	1,503,493
5.40%, 03/02/2012
Callable 09/02/2008		1,000,000	1,007,608
5.60%, 10/17/2013
Callable 10/17/2008		1,000,000	1,008,817
5.45%, 11/21/2013
Callable 11/21/2008		1,500,000	1,510,306
5.375%, 01/09/2014
Callable 01/09/2009		2,000,000	2,009,250
			8,338,301

U.S. Treasury Inflation Indexed Bonds - 1.6%
2.375%, 04/15/2011		472,248	475,458
3.375%, 01/15/2012		1,173,100	1,233,956
			1,709,414

U.S. Treasury Notes - 1.9%
4.50%, 02/15/2016		500,000	500,235
5.125%, 05/15/2016		1,500,000	1,563,399
			2,063,634

TOTAL U.S. GOVERNMENT & AGENCY ISSUES (Cost $24,415,274)			24,593,089

SHORT-TERM INVESTMENTS - 3.8%
Corporate Bond - 0.9%
Citigroup Inc.
3.50%, 02/01/2008		1,000,000	994,381

Money Market Fund - 0.8%
Columbia Money Market Reserves Fund - Capital Shares		835,968	835,968

U.S. Government & Agency Issues - 2.1%
Fannie Mae
4.875%, 04/10/2008		1,100,000	1,100,155
Federal Home Loan Bank
5.26%, 10/19/2007		1,200,000	1,200,137
			2,300,292

TOTAL SHORT-TERM INVESTMENTS (Cost $4,127,491)			4,130,641

Total Investments (Cost $108,442,852) - 98.7%			107,791,530
Other Assets in Excess of Liabilities - 1.3%			1,444,840
TOTAL NET ASSETS - 100.0%			$109,236,370

(a)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$108,442,852
Gross unrealized appreciation	$527,988
Gross unrealized depreciation	(1,179,310)
Net unrealized depreciation	($651,322)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM International Fund
Schedule of Investments
September 30, 2007 (Unaudited)

				Shares		Value (US$)
COMMON STOCKS - 94.6%
AUSTRALIA - 5.8%
Airlines - 0.4%
Qantas Airways Limited				90,391		$447,564

Beverages - 0.3%
Foster's Group Limited				77,162		447,108

Commercial Banks - 0.7%
Westpac Banking Corporation				36,452		921,853

Commercial Services & Supplies - 0.3%
Brambles Limited				31,594		413,796

Containers & Packaging - 0.2%
Amcor Limited				36,767		240,774

Diversified Operations - 0.7%
BHP Billiton Limited				22,669		896,139

Food & Staples Retailing - 0.5%
Woolworths Limited				23,409		617,136

Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Limited				9,107		112,327

Insurance - 0.5%
AMP Limited				62,999		589,209

Metals & Mining - 1.1%
BlueScope Steel Limited				33,237		317,048
Newcrest Mining Limited				25,153		624,947
Rio Tinto Limited				4,833		464,109
						1,406,104
Multiline Retail - 0.2%
Harvey Norman Holdings Limited				59,637		315,397

Oil & Gas Exploration & Production Companies - 0.5%
Woodside Petroleum Limited				14,779		658,331

Real Estate - 0.3%
Stockland				42,297		337,790
Total Australia						7,403,528

FINLAND - 2.0%
Wireless Telecommunication Services - 2.0%
Nokia Oyj				65,471		2,488,923
Total Finland						2,488,923

FRANCE - 5.1%
Building Products - 0.8%
Compagnie de Saint-Gobain				10,571		1,103,240

Electric Utilities - 0.8%
Electricite de France				9,468		1,001,087

Electronic Equipment & Instruments - 1.0%
Schneider Electric SA				10,460		1,321,502

Hotels, Restaurants & Leisure - 1.0%
Accor SA				13,875		1,231,812

Multi-Utilities & Unregulated Power - 1.5%
Veolia Environnement				21,759		1,873,727
Total France						6,531,368

GERMANY - 13.2%
Automotive - 3.9%
Continental AG				14,064		1,944,882
Daimler AG				30,021		3,023,975
						4,968,857
Chemicals - 1.5%
Bayer AG				23,903		1,902,587

Industrial Conglomerates - 2.4%
Siemens AG				21,864		3,006,070

Insurance - 1.4%
Allianz SE				7,466		1,744,363

Machinery - 1.6%
MAN AG				13,707		1,994,609

Software - 1.6%
SAP AG				34,419		2,014,716

Textiles, Apparel & Luxury Goods - 0.8%
Adidas AG				16,521		1,083,669
Total Germany						16,714,871

HONG KONG - 1.5%
Commercial Banks - 0.4%
Hang Seng Bank Limited				30,100		534,717

Diversified Operations - 0.2%
Hutchison Whampoa Limited				23,000		246,011

Industrial Conglomerates - 0.2%
Shanghai Industrial Holdings Limited				34,000		169,697

Metals & Mining - 0.1%
Zhaojin Mining Industry Company Ltd. - H Shares				31,000		122,423

Real Estate Management & Development - 0.2%
Hopewell Holdings Limited				58,000		276,800

Road & Rail - 0.4%
MTR Corporation Limited				164,500		489,870
Total Hong Kong						1,839,518

Italy - 1.6%
Commercial Banks - 1.6%
Capitalia S.p.A				210,012		2,006,418
Total Italy						2,006,418

JAPAN - 21.9%
Auto Components - 0.6%
AISIN SEIKI CO., LTD.				19,300		771,227

Automotive - 2.0%
SUZUKI MOTOR CORPORATION				30,400		899,839
Toyota Motor Corporation				28,200		1,664,528
						2,564,367
Building Products - 0.6%
Nippon Sheet Glass Company, Limited				122,000		745,606

Chemicals - 0.4%
DAICEL CHEMICAL INDUSTRIES, LTD.				68,000		538,127

Commercial Banks - 1.7%
Fukuoka Financial Group, Inc.				82,000		480,442
Mitsubishi UFJ Financial Group, Inc.				168		1,477,213
Yamaguchi Financial Group, Inc.				22,000		229,835
						2,187,490
Construction & Engineering - 0.5%
TAISEI CORPORATION				201,000		582,710

Containers & Packaging - 0.3%
Rengo Co., Ltd.				57,000		384,582

Electronic Equipment & Instruments - 2.3%
MURATA MANUFACTURING COMPANY, LTD.				16,200		1,167,771
NIDEC CORPORATION				14,800		1,034,641
YASKAWA Electric Corporation				60,000		747,486
						2,949,898
Financial Services - 0.3%
Credit Saison Co., Ltd.				15,300		394,272

Food & Staples Retailing - 0.3%
AEON CO., LTD.				29,800		421,063

Household Durables - 0.6%
Makita Corporation				18,000		789,797

Household Products - 0.6%
UNICHARM CORPORATION				12,400		761,067

Industrial Conglomerates - 0.3%
TOKYU CORPORATION				58,000		378,706

Insurance - 0.4%
T & D Holdings, Inc.				7,550		464,706

IT Services - 0.6%
NTT Data Corporation				158		704,270

Machinery - 2.3%
Hitachi Construction Machinery Co., Ltd.				29,900		1,194,803
Mitsubishi Heavy Industries, Ltd.				215,000		1,405,694
THK CO., LTD.				15,700		331,454
						2,931,951
Marine - 0.4%
Nippon Yusen Kabushiki Kaisha				47,000		459,095

Metals & Mining - 0.8%
Kobe Steel, Ltd.				263,000		982,257

Pharmaceuticals - 1.2%
Takeda Pharmaceutical Company Limited				22,600		1,589,762

Photo Equipment & Supplies - 0.4%
KONICA MINOLTA HOLDINGS, INC.				33,500		567,836

Real Estate - 1.4%
Mitsubishi Estate Company Ltd.				10,000		286,423
Mitsui Fudosan Co., Ltd.				23,000		638,750
NTT URBAN DEVELOPMENT CORPORATION				388		803,935
						1,729,108
Road & Rail - 0.5%
East Japan Railway Company				81		638,889

Semiconductor & Semiconductor Equipment - 0.8%
SUMCO CORPORATION				14,000		570,409
Tokyo Electron Limited				7,800		494,354
						1,064,763
Software - 0.5%
Nintendo Co., Ltd.				1,200		624,733

Tobacco - 0.7%
JAPAN TOBACCO INC.				164		900,919

Trading Companies & Distributors - 1.0%
Marubeni Corporation				74,000		679,023
Sojitz Corporation				127,500		555,000
						1,234,023
Wireless Telecommunication Services - 0.4%
KDDI CORPORATION				68		504,383
Total Japan						27,865,607

NETHERLANDS - 3.2%
Beverages - 1.0%
Heineken NV				19,554		1,283,171

Oil & Gas Exploration & Production Companies - 2.2%
Royal Dutch Shell plc - A Shares				66,564		2,748,782
Total Netherlands						4,031,953

NORWAY - 4.6%
Oil & Gas Exploration & Production Companies - 4.6%
Norsk Hydro ASA				77,650		3,377,496
StatoilHydro ASA				73,900		2,518,734
Total Norway						5,896,230

SINGAPORE - 1.0%
Diversified Operations - 0.3%
Keppel Corporation Limited				38,000		368,361

Diversified Telecommunication Services - 0.3%
Singapore Telecommunications Limited				121,000		327,445

Real Estate - 0.3%
City Developments Limited				36,000		392,595

Real Estate Investment Trusts - 0.1%
Parkway Life Real Estate Investment Trust (a)				146,000		124,820
Total Singapore						1,213,221

SWEDEN - 2.1%
Specialty Retail - 0.9%
Hennes & Mauritz AB				19,025		1,206,020

Wireless Telecommunication Services - 1.2%
Telefonaktiebolaget LM Ericsson - B Shares				370,613		1,483,809
Total Sweden						2,689,829

SWITZERLAND - 8.0%
Capital Markets - 1.5%
UBS AG				33,786		1,816,623

Electrical Equipment - 1.7%
ABB Ltd.				83,424		2,196,934

Food Products - 1.9%
Nestle SA				5,418		2,433,854

Pharmaceuticals - 1.8%
Roche Holding AG - Genussscheine Shares				12,738		2,309,634

Specialty Retail - 1.1%
Compagnie Financiere Richemont AG - A shares				20,947		1,388,070
Total Switzerland						10,145,115

TAIWAN - 0.5%
Diversified Financial Services - 0.3%
Cathay Financial Holding Co., Ltd. - GDR				14,522		343,736

Electronic Equipment & Instruments - 0.2%
AU Optronics Corp. - ADR				19,158		324,153
Total Taiwan						667,889

UNITED KINGDOM - 24.1%
Aerospace & Defense - 1.4%
BAE Systems plc				178,545		1,802,765

Airlines - 1.2%
British Airways plc (a)				186,603		1,463,205

Commercial Banks - 3.2%
Royal Bank of Scotland Group plc				185,118		1,988,439
Standard Chartered plc				64,736		2,119,192
						4,107,631
Diversified Financial Services - 1.3%
Man Group plc				145,818		1,651,327

Diversified Operations - 1.4%
Rolls-Royce Group plc (a)				164,384		1,757,317

Food & Staples Retailing - 0.8%
William Morrison Supermarkets plc				176,582		1,019,729

Household Products - 1.4%
Unilever plc				57,581		1,820,170

Insurance - 1.1%
Prudential plc				94,524		1,453,368

Metals & Mining - 6.9%
Anglo American plc				38,905		2,618,024
Rio Tinto plc - Ordinary Shares				22,950		1,985,281
Xstrata plc				62,253		4,131,859
						8,735,164
Multiline Retail - 1.4%
Marks & Spencer Group plc				140,779		1,772,843

Multi-Utilities & Unregulated Power - 1.5%
International Power plc				200,874		1,854,579

Pharmaceuticals - 2.5%
AstraZeneca plc				33,699		1,688,535
Shire plc				62,664		1,539,804
						3,228,339
Total United Kingdom						30,666,437

TOTAL COMMON STOCKS (Cost $106,552,913)						120,160,907

PREFERRED STOCKS - 2.6%
GERMANY - 2.6%
Automotive - 2.6%
Porsche AG				1,059		2,249,603
Volkswagen AG				7,200		990,745
Total Germany						3,240,348

TOTAL PREFERRED STOCKS (Cost $2,330,034)						3,240,348

RIGHTS - 0.0%
ITALY - 0.0%
Capitalia Spa - Rights				233,327		0

TOTAL RIGHTS (Cost $0)						0

SHORT-TERM INVESTMENTS - 0.5%
Money Market Fund - 0.5%
Dreyfus Cash Management Fund - Investor Shares				679,405		679,405

TOTAL SHORT-TERM INVESTMENTS (Cost $679,405)						679,405

Total Investments (Cost $109,562,352) - 97.7%						124,080,660
Other Assets in Excess of Liabilities - 2.3%						2,981,329
TOTAL NET ASSETS - 100.0%						$127,061,989

ADR	American Depository Receipt.
GDR	Global Depository Receipt.
(a)	Non-income producing security.

At September 30, 2007, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver or receive currencies at a specified future date. The contracts combined had net unrealized appreciation of $12,813 as of September 30, 2007. The terms of the open contracts are as follows:

Settlement	Currency to		U.S. $ Value at	Currency to		U.S. $ Value at
Date	be Delivered		September 30, 2007	be Received		September 30, 2007
10/15/2007	540,000	EURO	$ 770,292	902,869	AUD	$ 800,458
10/15/2007	270,578,055	JPY	2,360,612	1,730,000	EURO	2,467,788
10/15/2007	24,068,124	NK	4,464,897	3,060,000	EURO	4,364,989
10/15/2007	1,861,520	KB	3,807,115	2,700,000	EURO	3,851,460
10/15/2007	1,460,000	KB	2,985,941	2,916,975	USD	2,916,975

			$ 14,388,857			$ 14,401,670

AUD	Australian Dollar
EURO	Euro
NK	Norwegian Kroner
JPY	Japanese Yen
KB	British Pound
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments			$109,562,352
Gross unrealized appreciation			$17,431,170
Gross unrealized depreciation			(2,912,862)
Net unrealized appreciation			$14,518,308

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Value Fund
Schedule of Investments
September 30, 2007 (Unaudited)

		Shares	Value
COMMON STOCKS - 98.2%
Air Freight & Logistics - 1.6%
United Parcel Service, Inc. - Class B		8,000	$600,800

Asset Management - 2.0%
Bank of New York Mellon Corporation		17,000	750,380

Beverages - 3.0%
The Coca-Cola Company		15,000	862,050
PepsiCo, Inc.		4,000	293,040
			1,155,090
Biotechnology - 1.3%
Gilead Sciences, Inc. (a)		12,500	510,875

Chemicals - 7.2%
E.I. du Pont de Nemours and Company		12,500	619,500
Hercules Incorporated		30,000	630,600
Praxair, Inc.		10,000	837,600
The Valspar Corporation		25,000	680,250
			2,767,950
Commercial Banks - 5.2%
Bank of America Corporation		21,244	1,067,936
BOK Financial Corporation		10,000	514,100
Sterling Financial Corporation		15,000	403,650
			1,985,686
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)		25,000	827,750

Computers & Peripherals - 4.2%
Brocade Communications Systems, Inc. (a)		135,000	1,155,600
International Business Machines Corporation		4,020	473,556
			1,629,156
Construction & Engineering - 1.1%
Chicago Bridge & Iron Company N.V. - NY Shares - ADR (b)		10,000	430,600

Consumer Electronics - 1.2%
Sony Corporation - ADR (b)		10,000	480,600

Consumer Finance - 1.5%
American Express Company		10,000	593,700

Distributors - 1.1%
WESCO International, Inc. (a)		10,000	429,400

Diversified Financial Services - 4.7%
Citigroup Inc.		14,000	653,380
JPMorgan Chase & Co.		25,000	1,145,500
			1,798,880
Diversified Telecommunication Services - 4.6%
AT&T Inc.		21,000	888,510
Verizon Communications Inc.		20,000	885,600
			1,774,110
Electric Utilities - 1.4%
Allegheny Energy, Inc. (a)		10,000	522,600

Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)		12,500	461,000

Energy Equipment & Services - 4.3%
BJ Services Company		25,000	663,750
Nabors Industries Ltd. (a) (b)		16,000	492,320
Noble Corporation (b)		10,000	490,500
			1,646,570
Food & Staples Retailing - 1.5%
CVS Caremark Corporation		15,000	594,450

Health Care Equipment & Supplies - 8.6%
Baxter International Inc.		7,500	422,100
DENTSPLY International Inc.		20,000	832,800
Medtronic, Inc.		8,000	451,280
Respironics, Inc. (a)		15,000	720,450
Thermo Fisher Scientific, Inc. (a)		15,000	865,800
			3,292,430
Household Products - 1.8%
Colgate-Palmolive Company		5,000	356,600
Kimberly-Clark Corporation		4,990	350,598
			707,198
Insurance - 4.1%
The Allstate Corporation		8,200	468,958
HCC Insurance Holdings, Inc.		15,000	429,600
Lincoln National Corporation		10,000	659,700
			1,558,258
Investment Bank & Brokerage - 4.9%
The Goldman Sachs Group, Inc.		5,000	1,083,700
Morgan Stanley		12,500	787,500
			1,871,200
IT Services - 2.1%
Accenture Ltd. - Class A (b)		20,000	805,000

Media - 1.8%
CBS Corporation - Class B		22,500	708,750

Metals & Mining - 2.5%
Peabody Energy Corporation		20,000	957,400

Multiline Retail - 2.2%
J.C. Penney Company, Inc.		6,500	411,905
Kohl's Corporation (a)		7,500	429,975
			841,880
Multi-Utilities & Unregulated Power - 1.9%
Duke Energy Corporation		40,000	747,600

Oil & Gas Exploration & Production Companies - 8.1%
Cabot Oil & Gas Corporation		12,500	439,500
ConocoPhillips		10,000	877,700
Devon Energy Corporation		8,000	665,600
Exxon Mobil Corporation		8,000	740,480
Range Resources Corporation		10,000	406,600
			3,129,880
Personal Products - 1.2%
Avon Products, Inc.		12,000	450,360

Pharmaceuticals - 0.7%
Abbott Laboratories		5,000	268,100

Software - 3.5%
BEA Systems, Inc. (a)		40,000	554,800
Citrix Systems, Inc. (a)		20,000	806,400
			1,361,200
Specialty Retail - 5.5%
Collective Brands, Inc. (a)		22,500	496,350
Guitar Center, Inc. (a)		12,500	741,250
The Home Depot, Inc.		12,500	405,500
PETsMART, Inc.		15,000	478,500
			2,121,600

TOTAL COMMON STOCKS (Cost $29,560,757)			37,780,453

SHORT-TERM INVESTMENTS - 8.0%
Money Market Funds - 8.0%
Columbia Money Market Reserves Fund - Capital Shares		1,102,090	1,102,090
Dreyfus Cash Management Fund - Investor Shares		1,000,000	1,000,000
Federated Treasury Obligations Fund - Institutional Shares		951,588	951,588

TOTAL SHORT-TERM INVESTMENTS (Cost $3,053,678)			3,053,678

Total Investments (Cost $32,614,435) - 106.2%			40,834,131
Liabilities in Excess of Other Assets - (6.2)%			(2,370,674)
TOTAL NET ASSETS - 100.0%			$38,463,457

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$32,614,435
Gross unrealized appreciation	$8,389,282
Gross unrealized depreciation	(169,586)
Net unrealized appreciation	$8,219,696

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Growth Fund
Schedule of Investments
September 30, 2007 (Unaudited)

		Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 7.8%
The Boeing Company		10,000	$1,049,900
Raytheon Company		20,000	1,276,400
Rockwell Collins, Inc.		15,000	1,095,600
			3,421,900
Air Freight & Logistics - 2.4%
FedEx Corp.		10,000	1,047,500

Beverages - 4.3%
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)		21,000	785,400
PepsiCo, Inc.		15,000	1,098,900
			1,884,300
Biotechnology - 1.4%
Gilead Sciences, Inc. (a)		15,000	613,050

Commercial Banks - 1.3%
Cullen/Frost Bankers, Inc.		11,000	551,320

Communications Equipment - 6.0%
Cisco Systems, Inc. (a)		30,000	993,300
Harris Corporation		15,000	866,850
Nokia Oyj - ADR (b)		20,000	758,600
			2,618,750
Computers & Peripherals - 3.2%
EMC Corporation (a)		20,000	416,000
Hewlett-Packard Company		20,000	995,800
			1,411,800
Consumer Finance - 1.4%
American Express Company		10,000	593,700

Diversified Telecommunication Services - 2.3%
AT&T Inc.		23,800	1,006,978

Electric Utilities - 1.8%
Allegheny Energy, Inc. (a)		15,000	783,900

Electrical Equipment - 2.4%
Emerson Electric Co.		20,000	1,064,400

Electronic Equipment & Instruments - 2.5%
Agilent Technologies, Inc. (a)		30,000	1,106,400

Energy Equipment & Services - 2.3%
Weatherford International Ltd. (a) (b)		15,000	1,007,700

Food & Staples Retailing - 2.2%
Walgreen Co.		20,000	944,800

Health Care Equipment & Supplies - 11.6%
Alcon, Inc. (b)		10,000	1,439,200
DENTSPLY International Inc.		30,000	1,249,200
Medtronic, Inc.		10,000	564,100
Respironics, Inc. (a)		14,000	672,420
Thermo Fisher Scientific, Inc. (a)		20,000	1,154,400
			5,079,320
Health Care Providers & Services - 1.5%
inVentiv Health Inc. (a)		15,000	657,300

Household Products - 5.0%
Colgate-Palmolive Company		16,000	1,141,120
The Procter & Gamble Company		15,000	1,055,100
			2,196,220
Insurance - 2.2%
Prudential Financial, Inc.		10,000	975,800

Internet Software & Services - 2.0%
Google Inc. - Class A (a)		1,500	850,905

Investment Bank & Brokerage - 1.4%
Morgan Stanley		10,000	630,000

Machinery - 0.8%
CLARCOR Inc.		10,000	342,100

Media - 1.4%
Grupo Televisa S.A. - ADR (b)		26,000	628,420

Oil & Gas Exploration & Production Companies - 7.5%
Devon Energy Corporation		20,000	1,664,000
Range Resources Corporation		40,000	1,626,400
			3,290,400
Personal Products - 1.7%
Avon Products, Inc.		20,000	750,600

Pharmaceuticals - 2.1%
Abbott Laboratories		17,000	911,540

Road & Rail - 2.8%
Burlington Northern Santa Fe Corporation		15,000	1,217,550

Semiconductor & Semiconductor Equipment - 2.6%
Intel Corporation		30,000	775,800
Texas Instruments Incorporated		10,000	365,900
			1,141,700
Software - 5.2%
Microsoft Corporation		40,100	1,181,346
Oracle Corporation (a)		50,000	1,082,500
			2,263,846
Specialty Retail - 1.5%
O'Reilly Automotive, Inc. (a)		20,000	668,200

Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc. (a)		15,000	709,050

Trading Companies & Distributors - 2.1%
Fastenal Company		20,000	908,200

Wireless Telecommunication Services - 3.2%
SBA Communications Corporation - Class A (a)		40,000	1,411,200

TOTAL COMMON STOCKS (Cost $34,527,609)			42,688,849

SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%
Columbia Money Market Reserves Fund - Capital Shares		1,142,772	1,142,772
Dreyfus Cash Management Fund - Investor Shares		187,443	187,443

TOTAL SHORT-TERM INVESTMENTS (Cost $1,330,215)			1,330,215

Total Investments (Cost $35,857,824) - 100.5%			44,019,064
Liabilities in Excess of Other Assets - (0.5)%			(233,580)
TOTAL NET ASSETS - 100.0%			$43,785,484

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$35,857,824
Gross unrealized appreciation	$8,430,102
Gross unrealized depreciation	(268,862)
Net unrealized appreciation	$8,161,240

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Small Cap Fund
Schedule of Investments
September 30, 2007 (Unaudited)

		Shares	Value
COMMON STOCKS - 96.0%
Aerospace & Defense - 3.6%
Hexcel Corporation (a)		8,150	$185,087
Ladish Co., Inc. (a)		3,950	219,146
			404,233
Auto Components - 2.6%
Drew Industries Incorporated (a)		2,900	117,972
LKQ Corporation (a)		1,700	59,177
Tenneco Inc. (a)		3,700	114,737
			291,886
Automobiles - 0.8%
Thor Industries, Inc.		2,000	89,980

Biotechnology - 0.5%
Kendle International Inc. (a)		1,400	58,142

Capital Markets - 3.1%
FCStone Group Inc. (a)		3,300	106,491
GFI Group Inc. (a)		1,100	94,732
Penson Worldwide, Inc. (a)		8,350	154,308
			355,531
Chemicals - 1.0%
Hercules Incorporated		5,250	110,355

Commercial Banks - 3.7%
First State Bancorporation		5,400	106,056
Glacier Bancorp, Inc.		4,600	103,592
Sterling Financial Corporation		3,050	82,076
UCBH Holdings, Inc.		7,500	131,100
			422,824
Commercial Services & Supplies - 7.0%
Airgas, Inc.		2,650	136,819
Bright Horizons Family Solutions, Inc. (a)		3,150	134,946
Coinstar, Inc. (a)		3,400	109,378
Diamond Management & Technology Consultants, Inc. - Class A		10,850	99,820
The Geo Group Inc. (a)		4,300	127,323
Knoll, Inc.		5,900	104,666
Mobile Mini, Inc. (a)		3,450	83,352
			796,304
Communications Equipment - 1.8%
Arris Group Inc. (a)		9,500	117,325
Powerwave Technologies, Inc. (a)		13,800	85,008
			202,333
Computers & Peripherals - 1.0%
Brocade Communications Systems, Inc. (a)		13,350	114,276

Construction & Engineering - 1.1%
MasTec, Inc. (a)		8,900	125,223

Containers & Packaging - 1.3%
Silgan Holdings Inc.		2,650	142,438

Distributors - 0.4%
WESCO International, Inc. (a)		950	40,793

Diversified Consumer Services - 1.5%
Capella Education Company (a)		3,100	173,321

Diversified Manufacturing - 1.3%
Raven Industries, Inc.		3,650	146,183

Electronic Equipment & Instruments - 3.2%
Axsys Technologies, Inc. (a)		3,350	103,716
MTS Systems Corporation		3,200	133,120
Rofin-Sinar Technologies, Inc. (a)		1,800	126,378
			363,214
Energy Equipment & Services - 4.1%
Core Laboratories N.V. (a) (b)		1,500	191,085
Dril-Quip, Inc. (a)		3,450	170,257
Superior Well Services, Inc. (a)		4,650	105,695
			467,037
Health Care Equipment & Supplies - 5.4%
DJO Incorporated (a)		2,750	135,025
Inverness Medical Innovations, Inc. (a)		2,250	124,470
Meridian Bioscience, Inc.		6,000	181,920
Symmetry Medical Inc. (a)		3,400	56,780
Wright Medical Group, Inc. (a)		4,400	118,008
			616,203
Health Care Providers & Services - 5.0%
inVentiv Health Inc. (a)		4,050	177,471
MWI Veterinary Supply, Inc. (a)		3,350	126,462
PAREXEL International Corporation (a)		3,050	125,874
PSS World Medical, Inc. (a)		2,850	54,520
The TriZetto Group, Inc. (a)		4,750	83,173
			567,500
Hotels, Restaurants & Leisure - 4.5%
Ambassadors Group, Inc.		3,400	129,540
Great Wolf Resorts, Inc. (a)		7,850	97,026
IHOP Corp.		2,350	148,825
LIFE TIME FITNESS, Inc. (a)		2,300	141,082
			516,473
Household Durables - 2.3%
Jarden Corporation (a)		2,150	66,521
Tempur-Pedic International Inc.		5,400	193,050
			259,571
Information Technology Services - 1.0%
Ness Technologies Inc. (a)		10,150	110,838

Insurance - 2.7%
American Equity Investment Life Holding Company		8,350	88,927
Argo Group International Holdings, Ltd. (a) (b)		2,074	90,240
Max Capital Group Ltd. (b)		4,600	128,984
			308,151
Internet Software & Services - 0.8%
RADVision Ltd. (a) (b)		5,400	94,824

Machinery - 6.3%
CIRCOR International, Inc.		2,750	124,877
CLARCOR Inc.		4,000	136,840
Franklin Electric Co., Inc.		2,750	113,053
Gehl Company (a)		3,600	80,388
Kaydon Corporation		2,550	132,575
Nordson Corporation		2,600	130,546
			718,279
Marine - 3.1%
Kirby Corporation (a)		3,700	163,318
Quintana Maritime Ltd. (b)		9,800	186,886
			350,204
Metals & Mining - 1.0%
Haynes International, Inc. (a)		1,400	119,518

Multiline Retail - 1.0%
Conn's, Inc. (a)		4,650	111,089

Oil & Gas Drilling - 1.9%
Atwood Oceanics, Inc. (a)		1,700	130,152
Union Drilling, Inc. (a)		5,850	85,293
			215,445
Oil & Gas Exploration & Production Companies - 3.0%
Cabot Oil & Gas Corporation		3,700	130,092
Parallel Petroleum Corporation (a)		6,450	109,585
PetroQuest Energy, Inc. (a)		9,600	103,008
			342,685
Pharmaceuticals - 1.7%
American Oriental Bioengineering, Inc. (a)		6,450	71,917
Bentley Pharmaceuticals, Inc. (a)		9,350	116,688
			188,605
Real Estate Investment Trusts - 1.1%
Potlatch Corporation		2,878	129,596

Semiconductor & Semiconductor Equipment - 1.7%
Cirrus Logic, Inc. (a)		12,950	82,880
RF Micro Devices, Inc. (a)		15,630	105,190
			188,070
Software - 6.6%
i2 Technologies, Inc. (a)		6,400	97,600
Lawson Software, Inc. (a)		11,950	119,619
Nuance Communications, Inc. (a)		11,050	213,376
TIBCO Software Inc. (a)		13,200	97,548
Verint Systems Inc. (a)		3,000	78,000
Wind River Systems, Inc. (a)		12,600	148,302
			754,445
Specialty Retail - 4.2%
Build-A-Bear Workshop, Inc. (a)		4,600	81,696
Guitar Center, Inc. (a)		2,900	171,970
Jos. A. Bank Clothiers, Inc. (a)		3,900	130,338
Tractor Supply Company (a)		1,900	87,571
			471,575
Thrifts & Mortgage Finance - 0.7%
City Bank		2,750	78,980

Trading Companies & Distributors - 2.7%
Anixter International, Inc. (a)		1,850	152,532
UAP Holding Corp.		4,750	148,960
			301,492
Wireless Telecommunication Services - 1.3%
SBA Communications Corporation - Class A (a)		4,200	148,176

TOTAL COMMON STOCKS (Cost $9,361,027)			10,895,792

SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%
Columbia Money Market Reserves Fund - Capital Shares		320,679	320,679
Dreyfus Cash Management Fund - Investor Shares		153,558	153,558

TOTAL SHORT-TERM INVESTMENTS (Cost $474,237)			474,237

Total Investments (Cost $9,835,264) - 100.2%			11,370,029
Liabilities in Excess of Other Assets - (0.2)%			(24,836)
TOTAL NET ASSETS - 100.0%			$11,345,193

(a)	Non-income producing security.
(b)	U. S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$9,835,264
Gross unrealized appreciation	$1,934,484
Gross unrealized depreciation	(399,719)
Net unrealized appreciation	$1,534,765

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Fixed Income Fund
Schedule of Investments
September 30, 2007 (Unaudited)
		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES - 0.6%
FedEx Corp.
Series 981, Class C, 7.02%, 01/15/2016
Sinkable 01/15/2008		$48,808	$52,173

TOTAL ASSET BACKED SECURITIES (Cost $52,279)			52,173

CORPORATE BONDS - 66.0%
Aerospace & Defense - 2.7%
Raytheon Company
5.50%, 11/15/2012		100,000	101,230
United Technologies Corporation
6.35%, 03/01/2011		150,000	157,155
			258,385
Building Products - 1.1%
Masco Corporation
5.75%, 10/15/2008		100,000	99,392

Chemicals - 2.6%
The Lubrizol Corporation
5.50%, 10/01/2014		250,000	241,742

Commercial Banks - 2.3%
Landesbank Baden-Wuerttemberg (a)
6.35%, 04/01/2012		45,000	47,873
Northern Trust Company
7.10%, 08/01/2009		168,000	174,404
			222,277
Communications Equipment - 3.9%
Cisco Systems, Inc.
5.25%, 02/22/2011		100,000	101,008
Motorola, Inc.
7.625%, 11/15/2010		250,000	265,643
			366,651
Consumer Finance - 2.1%
Western Union Company
5.93%, 10/01/2016		200,000	197,604

Diversified Financial Services - 3.3%
AXA Financial, Inc.
7.75%, 08/01/2010		25,000	26,833
CIT Group Inc.:
6.875%, 11/01/2009		150,000	150,724
4.75%, 12/15/2010		30,000	28,573
Textron Financial Corporation
6.00%, 11/20/2009		100,000	102,822
			308,952
Diversified Telecommunication Services - 3.4%
BellSouth Corporation
6.00%, 10/15/2011		100,000	102,539
Sprint Capital Corp.
8.375%, 03/15/2012		45,000	49,593
Verizon Global Funding Corp.:
7.25%, 12/01/2010		10,000	10,631
7.375%, 09/01/2012		150,000	163,483
			326,246
Electrical Equipment - 0.5%
Arrow Electronics, Inc.
9.15%, 10/01/2010		40,000	44,251

Energy Equipment & Services - 1.5%
Baker Hughes Incorporated
6.00%, 02/15/2009		100,000	101,525
Halliburton Company
5.50%, 10/15/2010		40,000	40,492
			142,017
Food Products - 2.0%
The Hershey Company
4.85%, 08/15/2015		200,000	187,883

Household Products - 3.7%
Kimberly-Clark Corporation
5.625%, 02/15/2012		100,000	101,265
The Procter & Gamble Company
8.00%, 09/01/2024
Putable 09/01/2014		200,000	248,339
			349,604
Industrial Automation - 1.8%
Rockwell Automation, Inc.
6.15%, 01/15/2008		170,000	170,415

Investment Bank & Brokerage - 5.5%
Credit Suisse First Boston USA
6.50%, 01/15/2012		45,000	47,073
The Goldman Sachs Group, Inc.:
5.15%, 01/15/2014		30,000	29,145
5.125%, 01/15/2015		200,000	192,320
Lehman Brothers Holdings, Inc.
7.00%, 02/01/2008		250,000	250,910
			519,448
Machinery - 1.1%
Dover Corporation
6.50%, 02/15/2011		100,000	104,880

Media - 1.7%
The Walt Disney Company
6.375%, 03/01/2012		150,000	157,190

Metals & Mining - 1.6%
Alcoa Inc.
6.00%, 01/15/2012		150,000	153,128

Multiline Retail - 3.4%
J.C. Penney Co., Inc.
7.65%, 08/15/2016		200,000	218,036
Target Corporation
6.35%, 01/15/2011		100,000	103,583
			321,619
Oil & Gas Exploration & Production Companies - 15.2%
Amerada Hess Corporation
6.65%, 08/15/2011		100,000	104,633
Apache Corporation
6.25%, 04/15/2012		100,000	104,210
Burlington Resources Finance Company (a)
6.68%, 02/15/2011		100,000	105,211
Conoco Funding Company (a)
6.35%, 10/15/2011		100,000	104,336
Noble Energy, Inc.
5.25%, 04/15/2014		200,000	198,801
Occidental Petroleum Corporation
6.75%, 01/15/2012		100,000	105,979
Ocean Energy Inc.
4.375%, 10/01/2007		238,000	238,000
ONEOK, Inc.
5.20%, 06/15/2015		40,000	38,155
USX Corporation
9.125%, 01/15/2013		200,000	231,237
XTO Energy, Inc.
6.25%, 04/15/2013		200,000	205,798
			1,436,360
Real Estate - 0.8%
Health Care Property Investors, Inc.
6.45%, 06/25/2012		20,000	20,566
Health Care REIT, Inc.
8.00%, 09/12/2012		50,000	54,911
			75,477
Restaurants - 1.1%
McDonald's Corporation
6.00%, 04/15/2011		100,000	102,389

Road & Rail - 1.5%
Burlington Northern Santa Fe Corporation:
6.125%, 03/15/2009		40,000	40,489
6.75%, 07/15/2011		100,000	105,499
			145,988
Software - 1.0%
Oracle Corporation
5.25%, 01/15/2016		100,000	97,535

Specialty Retail - 2.2%
The Home Depot, Inc.
4.625%, 08/15/2010		100,000	97,555
Lowe's Companies, Inc.
8.25%, 06/01/2010		100,000	108,101
			205,656

TOTAL CORPORATE BONDS (Cost $6,285,866)			6,235,089

MUNICIPAL BONDS - 5.1%
Fiscal Year 2005 Securitization Corp. NY
3.40%, 08/15/2008		115,000	114,115
Southern California Public Power Authority Power Project
6.93%, 05/15/2017		330,000	370,623

TOTAL MUNICIPAL BONDS (Cost $491,799)			484,738

PREFERRED STOCKS - 3.6%
Investment Bank & Brokerage - 3.6%
The Goldman Sachs Group, Inc.
Callable 10/31/2010		10,000	241,600
Lehman Brothers Holdings, Inc.
Callable 10/31/2008		4,500	103,410

TOTAL PREFERRED STOCKS (Cost $362,140)			345,010

U.S. GOVERNMENT & AGENCY ISSUES - 17.7%
Fannie Mae - 3.2%
5.30%, 05/07/2012
Callable 11/07/2008		100,000	100,723
5.50%, 05/29/2012
Callable 05/29/2008		100,000	100,625
5.50%, 03/26/2014
Callable 03/26/2008		100,000	100,333
			301,681
Federal Home Loan Bank - 3.3%
5.75%, 10/15/2007		100,000	100,088
5.50%, 08/13/2014		200,000	208,258
			308,346
Freddie Mac - 5.6%
5.375%, 12/27/2011
Callable 12/27/2007		325,000	325,757
5.40%, 03/02/2012
Callable 09/02/2008		100,000	100,761
5.60%, 10/17/2013
Callable 10/17/2008		100,000	100,881
			527,399
U.S. Treasury Inflation Indexed Bond - 2.3%
1.625%, 01/15/2015		229,087	219,244

U.S. Treasury Note - 3.3%
5.125%, 05/15/2016		300,000	312,680

TOTAL U.S. GOVERNMENT & AGENCY ISSUES (Cost $1,646,120)			1,669,350

SHORT-TERM INVESTMENTS - 5.6%
Money Market Fund - 1.1%
Columbia Money Market Reserves Fund - Capital Shares		101,329	101,329

U.S. Government & Agency Issues - 4.5%
Federal Home Loan Bank
5.26%, 10/19/2007		225,000	225,026
U.S. Treasury Note
3.375%, 02/15/2008		200,000	199,500
			424,526

TOTAL SHORT-TERM INVESTMENTS (Cost $525,147)			525,855

Total Investments (Cost $9,363,351) - 98.6%			9,312,215
Other Assets in Excess of Liabilities - 1.4%			135,850
TOTAL NET ASSETS - 100.0%			$9,448,065

(a)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$9,363,351
Gross unrealized appreciation	$70,544
Gross unrealized depreciation	(121,680)
Net unrealized depreciation	($51,136)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) LKCM Funds

By (Signature and Title)                      J. Luther King, Jr.
J. Luther King, Jr., President

Date       11/29/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      J. Luther King, Jr.
J. Luther King, Jr., President

Date     11/29/2007

By (Signature and Title)                      Richard Lenart
Richard Lenart, Treasurer

Date     11/29/2007